LOAN PAYABLE (Details Narrative)	May 27, 2020 USD ($)
Debt Disclosure [Abstract]
Debt instrument principal amount	$ 150,000
Debt instrument interest percentage	3.75%
Debt instrument term	30 years
Debt instrument interest rate	$ 731